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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                                   MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21651

                             The Drake Funds Trust
               (Exact name of registrant as specified in charter)

                         660 Madison Avenue, 16th Floor
                               New York, NY 10021
               (Address of principal executive offices) (Zip code)

                    Steven J. Luttrell, 660 Madison Avenue,
                         16th Floor, New York, NY 10021
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-756-1200

Date of fiscal year end: October 31, 2006

Date of reporting period: June 30, 2006
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Item 1. Proxy Voting Record

NO PROXIES WERE VOTED DURING THIS REPORTING PERIOD.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Drake Funds Trust


By: /s/ Steven J. Luttrell
    ---------------------------------
    Steven J. Luttrell
    President and Principal Executive Officer

Date: August 30, 2006